21. TAXES PAYABLE AND AMOUNTS TO BE REFUNDED TO CUSTOMERS	12 Months Ended
Dec. 31, 2020
Disclosure of taxes, income tax and social contribution tax [abstract]
TAXES PAYABLE AND AMOUNTS TO BE REFUNDED TO CUSTOMERS
21.	TAXES PAYABLE AND AMOUNTS TO BE REFUNDED TO CUSTOMERS
	2020	2019 (Restated)	01/01/2019 (Restated)
Current
ICMS	112	112	168
COFINS (2)	184	177	182
PIS/PASEP (2)	41	39	39
INSS	29	25	23
Others (1)	140	58	41
	506	411	453

Non-current
COFINS (3)	216	186	206
PIS/PASEP (3)	47	41	43
	263	227	249
	769	638	702

Amounts to be refunded to customers
Current
PIS/PASEP and COFINS	448	—	—
Non-current
PIS/PASEP and COFINS	3,570	4,193	1,124
	4,018	4,193	1,124
(1)	This includes the withholding income tax on Interest on equity paid in January 2020, in accordance with the tax legislation.
(2)	Includes Cofins and PIS/Pasep recognized in current liability includes the deferred taxes related to the interest revenue arising from the financing component in contract asset and to the revenue of construction and upgrade associated with the transmission concession contract, whose consideration will be received in at least twelve months after the reporting period. For more information, see note 2.8 and 15.
(3)	The deferral of PIS/Pasep and Cofins taxes related to the interest revenue arising from the financing component in contract asset and to the revenue of construction and upgrade associated with the transmission concession contract, whose consideration will be received in at least twelve months after the reporting period. For more information, see note 2.8 and 15.

The amounts of PIS/Pasep and Cofins taxes to be refunded to customers refer to the credits to be received by the Company following the inclusion of the ICMS value added tax within the taxable amount for calculation of those taxes. According note 9 (a), the Company recognized, in 2019, its right to offsetting of amounts unduly paid for the 10 years prior to the action being filed, with monetary updating by the Selic rate, due to the final judgment – against which there is no appeal – on the Ordinary Action, in favor of the Company.

The Company has a liability corresponding to the credits to be reimbursed to its customers, which comprises the period of the last 10 years, from June 2009 to May 2019, net of PIS/Pasep and Cofins taxes over monetary updating.

The definitive criteria for the refunding of PIS/Pasep and Cofins taxes to customers are pending, awaiting conclusion of discussions with Aneel and the mechanisms and criteria for reimbursement, when actual offsetting of the tax credits takes place.

On August 18, 2020, Aneel ratified the inclusion into the tariff readjustment for 2020 of a negative financial component of R$714, in effect from August 19, 2020 to May 27, 2021 – this corresponds to the release of the escrow funds deposited in court following final judgment in the Company’s favor against which there is no further appeal. For more information see Note 14.5.